TRUST ACCOUNT AND FAIR VALUE MEASUREMENT - Schedule of fair values investments active markets for identical assets or liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Carrying value [Member]
Trust Account and Fair Value Measurement [Line Items]
Cash and money market funds	$ 1,000	$ 1,000
U.S. government treasury bills	172,597,000	172,578,000
Total	172,598,000	172,579,000
Gross Unrealized Holding Gains [Member]
Trust Account and Fair Value Measurement [Line Items]
U.S. government treasury bills	4,000
Total	4,000
Level 1
Trust Account and Fair Value Measurement [Line Items]
Cash and money market funds	1,000	1,000
U.S. government treasury bills	172,601,000	172,578,000
Total	$ 172,602,000	$ 172,579,000